Retirement Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Retirement Plans

NOTE 21

Retirement Plans

The Company sponsors defined benefit pension plans, defined contribution plans, and other postretirement benefit plans for its employees. The following table provides a summary of the total cost related to these plans for the years ended December 31:

(Millions)	2012	2011	2010
Defined benefit pension plan cost	$74	$51	$40
Defined contribution plan cost	254	252	217
Other postretirement benefit plan cost	19	23	25
Net periodic benefit cost	$347	$326	$282

The expenses in the above table are recorded in salaries and employee benefits in the Consolidated Statements of Income.

Defined Benefit Pension Plans

The Company's significant defined benefit pension plans cover certain employees in the United States and United Kingdom. Most employees outside the United States and United Kingdom are covered by local retirement plans, some of which are funded, while other employees receive payments at the time of retirement or termination under applicable labor laws or agreements. The Company complies with the minimum funding requirements in all countries.

The Company sponsors the U.S. American Express Retirement Plan (the Plan) for eligible employees in the United States. The Plan is a noncontributory defined benefit plan and a tax-qualified retirement plan subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA). The Plan is closed to new entrants and existing participants no longer accrue future benefits. The Company funds retirement costs through a trust and complies with the applicable minimum funding requirements specified by ERISA.

The Plan is a cash balance plan and employees' accrued benefits are based on notional account balances, which are maintained for each individual. Employees' balances are credited daily with interest at a fixed rate. The interest rate varies from a minimum of 5 percent to a maximum equal to the lesser of (i) 10 percent or (ii) the applicable interest rate set forth in the Plan.

The Company also sponsors an unfunded non-qualified plan, the Retirement Restoration Plan (the RRP), for employees compensated above a certain level to supplement their pension benefits that are limited by the Internal Revenue Code. The RRP's terms generally parallel those of the Plan, except that the definitions of compensation and payment options differ.

For each plan, the net funded status is defined by GAAP governing retirement benefits as the difference between the fair value of plan assets and the respective plan's projected benefit obligation.

As of December 31, 2012, the net funded status related to the defined benefit pension plans was underfunded by $486 million, as shown in the following table:

(Millions)	2012	2011
Net funded status, beginning of year	$(443)	$(383)
Increase in fair value of plan assets	240	17
Increase in projected benefit obligation	(283)	(77)
Net change	(43)	(60)
Net funded status, end of year	$(486)	$(443)

The net funded status amounts as of December 31, 2012 and 2011 are recognized in other liabilities on the Consolidated Balance Sheets.

Plan Assets and Obligations

The following tables provide a reconciliation of changes in the fair value of plan assets and projected benefit obligations for all defined benefit pension plans as of December 31:

Reconciliation of Change in Fair Value of Plan Assets

(Millions)	2012	2011
Fair value of plan assets, beginning of year	$2,069	$2,052
Actual return on plan assets	298	89
Employer contributions	47	35
Benefits paid	(69)	(60)
Settlements	(66)	(68)
Foreign currency exchange rate changes	30	21
Net change	240	17
Fair value of plan assets, end of year	$2,309	$2,069

Reconciliation of Change in Projected Benefit Obligation

(Millions)	2012	2011
Projected benefit obligation, beginning of year	$2,512	$2,435
Service cost	19	22
Interest cost	115	126
Benefits paid	(69)	(60)
Actuarial loss	261	33
Settlements	(66)	(68)
Plan amendment	(10)	―
Foreign currency exchange rate changes	33	24
Net change	283	77
Projected benefit obligation, end of year	$2,795	$2,512

Accumulated Other Comprehensive Loss

The following table provides the amounts comprising accumulated other comprehensive loss, which are not yet recognized as components of net periodic pension benefit cost as of December 31:

(Millions)	2012	2011
Net actuarial loss	$712	$690
Net prior service credit	(11)	(2)
Total, pretax effect	701	688
Tax impact	(233)	(229)
Total, net of taxes	$468	$459

The estimated portion of the net actuarial loss and net prior service credit that is expected to be recognized as a component of net periodic pension benefit cost in 2013 is $73 million and $1 million, respectively.

The following table lists the amounts recognized in other comprehensive loss in 2012:

(Millions)	2012
Net actuarial loss:
Reclassified to earnings from equity(a)	$(80)
Losses in current year(b)	102
Net actuarial loss, pretax	22
Net prior service credit:
Reclassified to earnings from equity	1
Gains in current year	(10)
Net prior service credit, pretax	(9)
Total, pretax	$13

  Amortization of actuarial losses and recognition of losses related to lump sum settlements.
  Deferral of actuarial losses.

Benefit Obligations

The accumulated benefit obligation in a defined benefit pension plan is the present value of benefits earned to date by plan participants computed based on current compensation levels as contrasted to the projected benefit obligation, which is the present value of benefits earned to date by plan participants based on their expected future compensation at their projected retirement date.

The accumulated and projected benefit obligations for all defined benefit pension plans as of December 31 were as follows:

(Millions)	2012	2011
Accumulated benefit obligation	$2,718	$2,459
Projected benefit obligation	$2,795	$2,512

The accumulated benefit obligation and fair value of plan assets for pension plans with an accumulated benefit obligation that exceeds the fair value of plan assets were as follows:

(Millions)	2012	2011
Accumulated benefit obligation	$2,635	$2,418
Fair value of plan assets	$2,222	$2,028

The amounts disclosed in the table above will vary year to year based on whether plans meet the disclosure requirement.

The projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligation that exceeds the fair value of plan assets as of December 31 were as follows:

(Millions)	2012	2011
Projected benefit obligation	$2,795	$2,512
Fair value of plan assets	$2,309	$2,069

Net Periodic Pension Benefit Cost

The components of the net periodic pension benefit cost for all defined benefit pension plans for the years ended December 31 were as follows:

(Millions)	2012	2011	2010
Service cost	$19	$22	$19
Interest cost	115	126	126
Expected return on plan assets	(139)	(148)	(145)
Amortization of prior service credit	(1)	―	(1)
Recognized net actuarial loss	66	36	23
Settlements losses	14	15	18
Net periodic pension benefit cost	$74	$51	$40

Assumptions

The weighted-average assumptions used to determine defined benefit pension obligations as of December 31 were as follows:

	2012	2011
Discount rates	3.8%	4.7%
Rates of increase in compensation levels	3.6%	3.7%

The weighted-average assumptions used to determine net periodic pension benefit costs as of December 31 were as follows:

	2012	2011	2010
Discount rates	4.6%	5.0%	5.3%
Rates of increase in compensation levels	3.7%	4.0%	3.6%
Expected long-term rates of return on assets	6.7%	6.9%	6.9%

The Company assumes a long-term rate of return on assets on a weighted-average basis. In developing this assumption, management considers expected and historical returns over 5 to 15 years based on the mix of assets in its plans.

The discount rate assumptions are determined using a model consisting of bond portfolios that match the cash flows of the plan's projected benefit payments based on the plan participants' service to date and their expected future compensation. Use of the rate produced by this model generates a projected benefit obligation that equals the current market value of a portfolio of high-quality zero-coupon bonds whose maturity dates and amounts match the timing and amount of expected future benefit payments.

Asset Allocation and Fair Value

The Benefit Plans Investment Committee (BPIC) is appointed by the Company's Chief Executive Officer and has the responsibility of reviewing and approving the investment policies related to plan assets for the Company's defined benefit pension plans; evaluating the performance of the investments in accordance with the investment policy; reviewing the investment objectives, risk characteristics, expenses and historical performance; and selecting, removing and evaluating the investment managers. For certain plans, the BPIC has delegated direct oversight to local investment committees. The BPIC typically meets quarterly to review the performance of the various investment managers and advisers as well as other investment related matters. The Company's significant defined benefit pension plans have investment policies, which prescribe targets for the amount of assets that can be invested in a security class in order to mitigate the detrimental impact of adverse or unexpected results with respect to any individual security class on the overall portfolio. The portfolios are diversified by asset type, risk characteristics and concentration of investments.

The Company's retirement plan assets are reported at fair value. The following tables summarize the target allocation and categorization of all defined benefit pension plan assets measured at fair value on a recurring basis by GAAP's valuation hierarchy as of December 31:

	Target
	Allocation	Total
2012(Millions, except percentages)	2013	2012	Level 1		Level 2		Level 3
U.S. equity securities	15%	$318	$318	$	―	$	―
International equity securities(a)	30%	732	732		―		―
U.S. fixed income securities	30%	639	―		639		―
International fixed income securities(a)	15%	447	―		447		―
Balanced funds	5%	72	―		72		―
Cash	―	25	25		―		―
Other(b)	5%	76	―		―		76
Total	100%	$2,309	$1,075		$1,158		$76

	Target
	Allocation	Total
2011(Millions, except percentages)	2012	2011	Level 1		Level 2		Level 3
U.S. equity securities	15%	$250	$250	$	―	$	―
International equity securities(a)	30%	644	644		―		―
U.S. fixed income securities	30%	582	―		582		―
International fixed income securities(a)	15%	406	―		406		―
Balanced funds	5%	69	―		69		―
Cash	―	12	12		―		―
Other(b)	5%	106	―		―		106
Total	100%	$2,069	$906		$1,057		$106

  A significant portion of international investments are in U.K. companies and U.K. government and agency securities.
  Consists of investments in private equity and real estate funds measured at reported net asset value.

  Level 1 assets include investments in publicly traded equity securities and mutual funds. These securities are actively traded and valued using quoted prices for identical securities from the market exchanges.
  Level 2 assets include fixed-income securities and balanced funds that are not actively traded or whose underlying investments are valued using observable inputs. The fair value of plan assets invested in fixed-income securities is generally determined using valuation models that use observable inputs such as benchmark yields, benchmark security prices, credit spreads, prepayment speeds, reported trades and broker-dealer quotes, all with reasonable levels of transparency. Plan assets invested in balanced funds comprised primarily of equity and fixed-income securities are valued using a unit price or net asset value (NAV). When measuring the fair value of such funds, the NAV, as provided by the fund sponsor, is corroborated with observable inputs provided by pricing services for the securities. In certain instances, NAVs may require adjustments to more appropriately reflect the fair value.

On an annual basis, the Company reaffirms its understanding of the valuation techniques used by its pricing services and corroborates the prices provided for reasonableness by comparing the prices from the respective pricing services to valuations obtained from different pricing sources. If pricing discrepancies are identified between different pricing sources, the Company evaluates such discrepancies to ensure that the prices used for its valuation represent the fair value of the securities.

  Level 3 assets include investments in private equity and real estate funds valued using a NAV derived from significant un-observable inputs. Where possible, private equity and real estate investments are valued using a market approach based on inputs such as trading multiples of comparable public companies and current multiples for recent private transactions in similar companies or properties. If appropriate market data does not exist, investments are valued using an income approach based on a discounted cash flow. Inputs are derived from projected data based on the operating performance of the underlying portfolio company or investments, or by using third-party appraisals. On an annual basis, the Company evaluates the inputs, assumptions and valuation methodologies of the respective fund managers to ensure that the NAVs are representative of fair value.

Refer to Note 3 for a discussion related to the three-level fair value hierarchy.

The fair value of all defined benefit pension plan assets using significant unobservable inputs (Level 3) changed during the years ended December 31 as follows:

(Millions)	2012	2011
Beginning fair value, January 1	$106	$101
Actual net gains on plan assets:
Held at the end of the year	7	12
Sold during the year	5	2
Total net gains	12	14
Net purchases (sales and settlements)	(42)	(9)
Net (decrease) increase	(30)	5
Ending fair value, December 31	$76	$106

Benefit Payments

The Company's defined benefit pension plans expect to make benefit payments to retirees as follows:

						2018
(Millions)	2013	2014	2015	2016	2017	–2022
Expected payments	$149	$162	$169	$174	$186	$954

In addition, the Company expects to contribute $46 million to its defined benefit pension plans in 2013.

Defined Contribution Retirement Plans

The Company sponsors defined contribution retirement plans, the principal plan being the Retirement Savings Plan (RSP), a 401(k) savings plan with a profit-sharing component. The RSP is a tax-qualified retirement plan subject to ERISA and covers most employees in the United States. The RSP held 10 million and 11 million shares of American Express Common Stock as of December 31, 2012 and 2011, respectively, beneficially for employees. The Company matches employee before-tax and/or Roth contributions to the plan up to a maximum of 5 percent of total eligible compensation, subject to the limitations under the Internal Revenue Code (IRC). Additional annual conversion contributions of up to 8 percent of eligible compensation are provided into the RSP for eligible employees. In its sole discretion, the Company may make an annual profit-sharing contribution equal to 0 percent to 5 percent of employees' eligible compensation, and may vary the contribution amount for different groups of employees. Employees need not contribute to the RSP in order to receive a portion of any profit-sharing contribution, but must be employed on the last working day of the calendar year. Company contributions are subject to employees meeting eligibility criteria. The Company also sponsors the RRP, including RSP related accounts, which is an unfunded non-qualified plan for employees whose RSP benefits are limited by the IRC and its terms generally parallel those of the RSP, except that the definitions of compensation and payment options differ. In addition, the RRP was amended effective January 1, 2011 such that the Company matches employee contributions up to a maximum of 5 percent of total eligible compensation in excess of IRC compensation limits only to the extent the employee contributes to the RRP.

The total expense for all defined contribution retirement plans globally was $254 million, $252 million and $217 million in 2012, 2011 and 2010, respectively.

Other Postretirement Benefit Plans

The Company sponsors unfunded other postretirement benefit plans that provide health care and life insurance to certain retired U.S. employees.

Accumulated Other Comprehensive Loss

The following table provides the amounts comprising accumulated other comprehensive loss, which are not yet recognized as components of net periodic benefit cost as of December 31:

(Millions)	2012	2011
Net actuarial loss	$32	$35
Total, pretax effect	32	35
Tax impact	(12)	(13)
Total, net of taxes	$20	$22

The estimated portion of the net actuarial loss that is expected to be recognized as a component of net periodic benefit cost in 2013 is nil.

The following table lists the amounts recognized in other comprehensive loss in 2012:

(Millions)	2012
Net actuarial gain:
Reclassified to earnings from equity(a)	$(1)
Gains in current year(b)	(2)
Net actuarial gain, pretax	$(3)

  Amortization of actuarial losses.
  Deferral of actuarial gains.

Benefit Obligations

The projected benefit obligation represents a liability based upon estimated future medical and other benefits to be provided to retirees.

The following table provides a reconciliation of the changes in the projected benefit obligation:

(Millions)	2012	2011
Projected benefit obligation, beginning of year	$311	$319
Service cost	4	5
Interest cost	14	16
Benefits paid	(17)	(18)
Actuarial gain	(2)	(5)
Curtailment gain	―	(6)
Net change	(1)	(8)
Projected benefit obligation, end of year	$310	$311

The plans are unfunded and the obligations as of December 31, 2012 and 2011 are recognized in other liabilities on the Consolidated Balance Sheets.

Net Periodic Benefit Cost

GAAP provides for the delayed recognition of the net actuarial loss and the net prior service credit remaining in accumulated other comprehensive (loss) income.

The components of the net periodic benefit cost for all other postretirement benefit plans for the years ended December 31 were as follows:

(Millions)	2012	2011	2010
Service cost	$4	$5	$6
Interest cost	14	16	17
Recognized net actuarial loss	1	3	2
Curtailment gain	―	(1)	―
Net periodic benefit cost	$19	$23	$25

Assumptions

The weighted-average assumptions used to determine benefit obligations were:

	2012	2011
Discount rates	3.6%	4.5%
Health care cost increase rate:
Following year	7.5%	8.0%
Decreasing to the year 2018	5.0%	5.0%

The weighted-average discount rate used to determine net periodic benefit cost was 4.4 percent, 4.9 percent and 5.4 percent in 2012, 2011 and 2010, respectively. The discount rate assumption is determined by using a model consisting of bond portfolios that match the cash flows of the plan's projected benefit payments. Use of the rate produced by this model generates a projected benefit obligation that equals the current market value of a portfolio of high-quality zero-coupon bonds whose maturity dates and amounts match the timing and amount of expected future benefit payments.

A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One		One
	percentage-		percentage-
	point increase		point decrease
(Millions)	2012	2011	2012	2011
Increase (decrease) on benefits
earned and interest cost for
U.S. plans	$1	$1	$(1)	$(1)
Increase (decrease) on
postretirement benefit
obligation for U.S. plans	$13	$13	$(12)	$(12)

Benefit Payments

The Company's other postretirement benefit plans expect to make benefit payments as follows:

						2018
(Millions)	2013	2014	2015	2016	2017	– 2022
Expected payments	$21	$22	$22	$22	$22	$108

In addition, the Company expects to contribute $21 million to its other postretirement benefit plans in 2013.